RELATED PARTY BALANCES AND TRANSACTIONS	9 Months Ended
Sep. 30, 2023
Related Party Balances And Transactions
RELATED PARTY BALANCES AND TRANSACTIONS

12. RELATED PARTY BALANCES AND TRANSACTIONS

Key management consists of personnel having the authority and responsibility for planning, directing and controlling the activities of the Company, which are the directors and executive officers of the Company.

Compensation to key management:

	Nine months ended	Nine months ended
	September 30, 2023	September 30, 2022
	$	$
Salaries and benefits	678	925
Stock-based compensation	425	687
	1,103	1,612

During the nine months ended September 30, 2023 the Company paid $184 in lease payments to a company owned by a director. $190 was recognized as depreciation and interest expense on the right of use asset and lease liability.

During the nine months ended September 30, 2022 the Company paid $158 in lease payments to a company owned by a director. $155 was recognized as depreciation and interest expense on the right of use asset and lease liability.

Balances with key management and other related parties are:

As at September 30, 2023, included in accounts payable are balances owing to key management or companies controlled by officers of the Company in the amount of $3 (September 30, 2022 - $1).

All related party balances are non-interest bearing, unsecured and have no fixed terms of repayment and have been classified as current.